Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings as net gain (loss) on derivative instruments

	Year Ended December 31,
(U.S. Dollars in thousands)	2022	2021	2020
Realized gain (loss):
Interest rate swap contracts	$(2,478)	$(10,094)	$(3,528)
Foreign exchange forward contracts	(502)	—	(109)
Total realized gain (loss):	(2,980)	(10,094)	(3,637)
Unrealized gain (loss):
Interest rate swap contracts	38,490	20,054	(21,795)
Foreign exchange forward contracts	—	—	(247)
Total unrealized gain (loss):	38,490	20,054	(22,042)
Total realized and unrealized gain (loss) on derivative instruments:	$35,510	$9,960	$(25,679)